Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
NET LOSS	$ (16,832,947)	$ (8,513,171)
Net loss income from discontinued operations	(84,673)	(1,323,406)
Net loss income from continuing operations	(16,748,274)	(7,189,765)
Adjustments to reconcile net loss to net cash used in operating activities of continuing operations:
Depreciation	2,327	2,574
Amortization of intangible assets	5,631
Amortization of operating right-of-use asset	68,079	56,490
Amortization of finance right-of-use assets	3,550	5,219
Provision for credit losses		2,475
Deferred taxes benefits	(979)
Gain on termination of finance lease		(7,210)
Impairment loss on long-lived assets	14,755,560
Change in fair value of prepaid forward purchase liabilities		1,303,658
Loss on settlement of prepaid forward contracts		2,635,816
Loss on debt settlement	448,000	645,612
Gain from forgiveness on promissory note		(10,000)
Change in operating assets and liabilities
Accounts receivable	54,602	(7,261)
Other receivables	(17,588)	(5,884)
Prepaid expenses and other current assets	38,916	33,096
Prepayments	(150,648)
Accounts payable	28,101	4,026
Other payables and accrued liabilities	442,178	94,627
Taxes payable	17,814	(18,757)
Operating lease liability	(68,079)	(56,490)
Net cash used in operating activities from continuing operations	(1,120,810)	(2,511,774)
Net cash (used in) provided by operating activities from discontinued operations	(137,787)	335,273
Net cash used in operating activities	(1,258,597)	(2,176,501)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment	(1,151)	(1,098)
Purchases of intangible assets	(18,615)
Cash acquired through assets acquisition	15,745
Net cash used in investing activities from continuing operations	(4,021)	(1,098)
Net cash provided by investing activities from discontinued operations
Net cash used in investing activities	(4,021)	(1,098)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds received from convertible notes	1,500,000
Repayments of convertible note	(300,000)
Proceeds received from Issuance of ordinary shares through private placements	50,000	660,000
Receipts of private placement funds in advance		30,000
Proceeds from short-term loans - private lenders	267,216
Repayments to short-term loans - private lenders	(123,092)
Proceeds received from short-term loans - related parties	139,190	715,073
Borrowings from other payables - related parties	62,848	326,185
Payment of finance lease liabilities	(3,079)	(4,001)
Borrowings from (repayments to) discontinued operations entities	(293,308)	376,471
Net cash provided by financing activities from continuing operations	1,299,775	2,103,728
Net cash provided by (used in) financing activities from discontinued operations	197,739	(392,209)
Net cash provided by financing activities	1,497,514	1,711,519
EFFECT OF EXCHANGE RATE CHANGES	(41,872)	2,081
NET CHANGE IN CASH	193,024	(463,999)
CASH, beginning of the period	197,554	784,485
CASH, end of the period	390,578	320,486
Less: Cash from discontinued operations	(14,372)	(28,043)
Cash from continuing operations, end of period	376,206	292,443
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	11,533	9,353
Cash paid for interest	37,024	8,470
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Initial recognition of operating right-of-use assets and lease liabilities	154,005	346,556
Initial recognition of financing right-of-use assets and lease liabilities		36,387
Derecognition of financing right-of-use assets upon lease termination		12,983
Derecognition of financing lease liabilities upon lease termination		19,394
Modification of convertible notes		435,204
Issuance of ordinary shares upon conversion of convertible notes	1,500,000	989,100
Issuance of ordinary shares upon settlement of debts	1,713,587	1,538,914
Issuance of ordinary shares upon settlement of prepaid forward contracts		2,368,000
Issuance of ordinary shares in assets acquisition	15,000,000
Issuance of convertible notes in settlement of short-term loans related parties, and other payables - related party	935,377
Initial recognition of payables to former subsidiary upon disposal of subsidiary
Conversion of debt into a promissory note
Conversion of debts into convertible notes
Forgiveness of debt by a related party
Issuance of ordinary shares upon the Reverse Recapitalization